TAXATION - Income Tax Benefits (Expense) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
TAXATION
Current	¥ (115,577)	$ (16,757)	¥ (111,082)	¥ (131,844)
Deferred	(17,887)	(2,593)	(325)	22,508
Income tax benefits (expenses)	¥ (133,464)	$ (19,350)	¥ (111,407)	¥ (109,336)